Instruments eligible as capital (Tables)	12 Months Ended
Dec. 31, 2024
Instruments Eligible As Capital
Schedule of financial liability at fair value

	2024	2023
Financial liabilities at fair value through profit or loss
Instruments eligible as capital	-	3,988
Total	-	3,988

Schedule of fair value changes and interest

	2024	2023	2022

Balance at beginning of the year	3,988	11,507	12,056
Interest accrued, net of gain from repurchases	235	(2,815)	(882)
Fair value changes	19	53	8,192
Own credit transferred to OCI	(40)	29	(2,008)
Repurchase	(3,984)	(6,126)	-
Effect of changes in exchange rates (OCI)	(218)	1,340	(5,851)
Balance at end of the year	-	3,988	11,507